Financial Instruments - Fair Values and Risk Management - Schedule of Classification and Carrying Amounts of Group's Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Total financial assets	€ 110,699	€ 95,430
Total financial liabilities	232,083	203,616
Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	231,392	203,363
Financial liabilities measured at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	691	253
Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	691	253
Long-term borrowings [member] | Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	17,439	16,426
Lease liabilities [member] | Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	57,138	53,593
Bank Overdrafts and Short Term Borrowings [member] | Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	36,147	30,812
Trade Accounts Payable [member] | Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	89,215	74,263
Other Accounts Payable [member] | Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	31,453	28,269
Financial assets measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	110,603	95,318
Financial assets measured at amortised cost, class [member] | Other Non Current Receivables [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	4,854	3,364
Financial assets measured at amortised cost, class [member] | Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	41,259	33,934
Financial assets measured at amortised cost, class [member] | Other Current Receivables [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	11,018	9,833
Financial assets measured at amortised cost, class [member] | Cash and Cash Equivalent [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	53,472	48,187
Financial assets measured at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	96	112
Financial assets measured at fair value through profit or loss, category [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	€ 96	€ 112